Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) income	$ (5,580,000)	$ 36,000	$ (33,581)	$ (4,472)
Due from related parties		9,000	8,657	(9,418)
Prepaid expenses and other current assets	(290,000)	(7,000)	(65,621)	(1,217)
Accounts payable	2,439,000	(1,000)	33,016	699
Accrued expenses and other current liabilities	245,000	3,000	12,563	8,458
Other non-current liabilities	97,000		3,774	2,061
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities
Unrealized foreign exchange loss (gain)	15,000	(28,000)
Change in fair value of warrants	(1,260,000)
Interest expense - non-cash	646,000
Changes in operating assets and liabilities:
Due from related parties		9,000	8,657	(9,418)
Prepaid expenses and other current assets	(290,000)	(7,000)	(65,621)	(1,217)
Accounts payable	2,439,000	(1,000)	33,016	699
Accrued expenses and other current liabilities	245,000	3,000	12,563	8,458
Other non-current liabilities	97,000		3,774	2,061
Net cash (used in) provided by operating activities	(3,688,000)	12,000	(41,192)	(3,889)
Cash flows from investing activities
Purchases of equipment	(94,000)
Net cash used in investing activities	(94,000)
Cash flows from financing activities
Proceeds from Bridge Loans	5,577,000
Payment of debt issuance costs for Bridge Loans	(24,000)
Capital contributions	11,000
Proceeds from related party loans	195,000		111,582
Net cash provided by financing activities	5,759,000		111,582
Effect of exchange rate changes on cash and cash equivalents	105,000		(3,133)	93
Net change in cash and cash equivalents	1,977,000	12,000	70,390	(3,889)
Cash and cash equivalents at beginning of the period	68,934	1,677	1,677	5,473
Cash and cash equivalents at end of the period	2,151,000	14,000	68,934	1,677
Supplemental disclosures of cash flow information
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activities:
Unpaid deferred transaction costs	1,062,000
Reclassification of liability-classified to equity-classified warrants	193,000
Fair value of warrant liability	1,485,000
Issuance costs allocated to Bridge Loans	10,000
Equity classified warrants in conjunction with Bridge Loans	$ 1,329,000